SHARE-BASED COMPENSATION EXPENSE - Disclosure of Share-Based Compensation Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Expense recognized for services provided based on vesting conditions	$ 3,235,588	$ 1,479,430
Stock Options [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expense recognized for services provided based on vesting conditions	3,235,588	1,315,930
Restricted Share Units [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expense recognized for services provided based on vesting conditions	$ 0	$ 163,500